November 23, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Spirit of America Investment Fund, Inc.
SEC File Nos. 333-27925/811-08231
SEC Accession No. 0001193125-15-359883

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a supplement, dated October 30, 2015, to the Prospectus for the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income & Opportunity Fund.

Questions concerning this filing may be directed to Allison Janell at (212) 885-5205 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Allison Janell

Allison Janell

Enclosures